Earnings and Loss per Share - Summary of Earnings and Loss per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Numerator:
Net profit/(loss)	€ (5,305)	€ (17,992)	€ (2,240)	€ (20,233)	€ (25,537)	€ 15,218	[1]	€ (94,649)	[2]	€ 27,703	[2]
Adjustments of profit or loss						0		0	[3]	0	[3]
Net Profit/(loss) available to common shareholders						€ 15,218		€ (94,649)	[3]	€ 27,703	[3]
Denominator:
Weighted average shares outstanding - basic	103,107,543	103,071,657	98,740,222			105,744,929		80,546,682	[3]	67,220,824	[3]
Effect of potentially dilutive warrants / shares option						1,050,171		0	[3]	1,604,082	[3]
Weighted average shares outstanding - diluted	110,295,043	103,071,657	105,927,222			106,795,100		80,546,682	[3]	68,824,906	[3]
Earning/(Loss) per share - basic	€ (0.05)	€ (0.17)	€ (0.02)			€ 0.14		€ (1.18)	[2]	€ 0.41	[2]
Earning/(Loss) per share - diluted	€ (0.08)	€ (0.17)	€ (0.03)			€ 0.14		€ (1.18)	[2]	€ 0.4	[2]

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[3]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities